Related party transactions (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Number of options granted			2,318,750
Exercise price per share | $ / shares			$ 0.15
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $			$ 66,181	$ 67,817
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted	1,056,250	1,056,250
Exercise price per share | (per share)	$ 0.14	$ 0.20